UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2006

Date of Reporting Period

Item 1. Schedule of Investments

2

Eaton Vance Arizona Municipals Fund                                                                                             as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.7%
$500	Glendale, IDA, (Midwestern University), 5.75%, 5/15/21	$532,735
		$532,735
Electric Utilities — 6.3%
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	1,027,040
4,000	Salt River, Project Agriculture Improvement and Power District, 4.75%, 1/1/35	4,013,600
		$5,040,640
Escrowed / Prerefunded — 13.4%
1,250	Maricopa County, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,342,237
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	4,875,750
6,500	Phoenix, IDA, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,503,070
		$10,721,057
General Obligations — 3.0%
1,125	Puerto Rico, 0.00%, 7/1/18	637,571
1,600	Tucson, 5.375%, 7/1/21	1,779,168
		$2,416,739
Health Care - Miscellaneous — 0.6%
500	Yavapai County, IDA, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	471,430
		$471,430
Hospital — 8.6%
650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), 5.75%, 12/1/32	678,158
1,275	Glendale, IDA, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,270,665
500	Glendale, IDA, (John C. Lincoln Health Network), 5.00%, 12/1/37	495,660
1,350	Maricopa County, IDA, (Catholic Healthcare), 5.50%, 7/1/26	1,407,159
1,000	Maricopa County, IDA, (Mayo Clinic), 5.00%, 11/15/36 (1)	1,023,780
1,000	Scottsdale, IDA, (Scottsdale Healthcare), 5.70%, 12/1/21	1,060,230
1,000	Winslow, IDA, (Winslow Memorial Hospital), 5.50%, 6/1/22	949,780
		$6,885,432
Housing — 0.9%
835	Maricopa County, IDA, (National Health Facilities II), 6.375%, 1/1/19 (2)	$693,426
		$693,426

1

Industrial Development Revenue — 2.0%
$1,000	Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10	$1,002,150
650	Phoenix Airport Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	612,313
		$1,614,463
Insured-Education — 2.3%
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,847,430
		$1,847,430
Insured-Electric Utilities — 6.0%
1,325	Maricopa County, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	1,301,932
1,120	Mesa, Utility System, (FSA), 4.25%, 7/1/29	1,039,830
635	Pima County, IDA, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	638,975
670	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.61%, 7/1/29 (3)(4)	779,223
500	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	516,235
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.435%, 7/1/16 (3)(4)	528,544
		$4,804,739
Insured-Escrowed / Prerefunded — 9.4%
1,000	Maricopa County, IDA, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	1,209,770
1,000	Mesa IDA, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,070,160
1,000	Pima County, IDA, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,067,730
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.702%, 7/1/28 (3)(4)	1,525,090
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 5.91%, 6/1/26 (3)(5)	1,070,530
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	524,215
1,000	Yuma, IDA, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,064,760
		$7,532,255
Insured-General Obligations — 6.5%
400	Flagstaff, (AMBAC), 3.25%, 7/1/23	334,868
1,000	Goodyear Community Facilities Utilities District No. 1, (MBIA), 4.50%, 7/15/29	994,950
500	Maricopa County, Elementary School District No. 3, (MBIA), 4.75%, 7/1/25	508,655

2

$1,425	Maricopa County, Unified High School District No. 2, (MBIA), 5.00%, 7/1/20	$1,489,438
1,200	Maricopa County, Unified School District No. 11, (MBIA), 5.00%, 7/1/25	1,254,960
500	Puerto Rico, (FSA), Variable Rate, 7.82%, 7/1/27 (3)(4)	575,330
		$5,158,201
Insured-Hospital — 7.4%
1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	1,304,558
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,002,140
2,000	Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37 (6)	2,063,480
1,500	Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,571,910
		$5,942,088
Insured-Lease Revenue / Certificates of Participation — 3.7%
1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	1,026,350
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	564,465
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	493,752
290	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.23%, 6/1/24 (3)(4)	362,976
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	517,900
		$2,965,443
Insured-Special Tax Revenue — 4.0%
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,030,310
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	772,035
200	Phoenix Civic Improvement Corp., (Civic Plaza Expansion Project), (FGIC), 4.25%, 7/1/30	185,026
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	684,966
550	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	532,174
		$3,204,511
Insured-Transportation — 9.6%
3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	3,092,220
500	Pima County, (MBIA), 3.50%, 7/1/19	449,995
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	769,373
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,107,630

3

$300	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 7.824%, 7/1/41 (3)(4)	$382,239
1,700	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,871,734
		$7,673,191
Insured-Water and Sewer — 3.9%
1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	1,026,590
1,000	Phoenix Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,032,100
1,000	Phoenix Civic Improvement Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,038,210
		$3,096,900
Other Revenue — 2.6%
1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	1,699,933
4,400	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	274,428
3,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	123,469
		$2,097,830
Pooled Loans — 5.1%
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	2,002,520
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	2,032,580
		$4,035,100
Senior Living / Life Care — 2.0%
1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(7)(8)	1,592,820
		$1,592,820
Water and Sewer — 1.3%
1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	1,058,880
		$1,058,880
Total Tax-Exempt Investments — 99.3% (identified cost $75,242,659)		$79,385,310
Other Assets, Less Liabilities — 0.7%		$522,648
Net Assets — 100.0%		$79,907,958

4

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 53.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 18.0% of total investments.

(1)	When-issued security.
(2)	Defaulted bond.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $5,223,932 or 6.5% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	Security is in default and making only partial interest payments.
(8)	Security (or a portion thereof) has been segregated to cover when-issued securities.

At April 30, 2006, the Fund had the following open futures contracts:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/06	130 U.S. Treasury Bond	Short	$(14,671,167)	$(13,889,688)	$781,479

At April 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$75,031,600
Gross unrealized appreciation	$5,000,674
Gross unrealized depreciation	(646,964)
Net unrealized appreciation	$4,353,710

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Eaton Vance Colorado Municipals Fund                                                                                          as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal Amount (000’s omitted)	Security	Value
Education — 3.2%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,026,430
		$1,026,430
Electric Utilities — 1.6%
500	Colorado Springs, Utilities, 4.75%, 11/15/34	498,825
		$498,825
Escrowed / Prerefunded — 9.3%
500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	568,575
975	Colorado Water Resources, Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,033,061
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,352,400
		$2,954,036
Hospital — 9.9%
350	Aspen Valley, Hospital District, 6.80%, 10/15/24	370,779
650	Colorado Health Facilities Authority, (Catholic Health Initiatives), 5.25%, 9/1/21	672,880
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	500,730
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	322,954
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	520,610
715	University of Colorado Hospital Authority, 5.60%, 11/15/25	741,319
		$3,129,272
Housing — 4.3%
1,000	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	1,015,390
340	Lake Creek, (Affordable Housing Corp.), Multifamily, 6.25%, 12/1/23	349,173
		$1,364,563
Industrial Development Revenue — 7.1%
500	Colorado HFA, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	528,175
500	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (1)	510,000

1

$750	Puerto Rico Industrial, Medical and Environmental Pollution Control Facility Finance Authority, (American Home Products), 5.10%, 12/1/18	$765,690
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	439,405
		$2,243,270
Insured-Education — 3.5%
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	288,957
800	University of Northern Colorado, (FSA), 5.00%, 6/1/35	825,624
		$1,114,581
Insured-Electric Utilities — 2.7%
750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	870,068
		$870,068
Insured-General Obligations — 12.5%
510	Boulder, Larimer and Weld Counties R-2J Thompson, (MBIA), 5.00%, 12/15/24	532,766
1,000	Boulder, Larimer and Weld Counties ST. Vrain Valley, (FGIC), 5.25%, 12/15/19	1,093,380
1,000	El Paso County, School District #20, (MBIA), 5.00%, 12/15/25	1,043,050
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,069,850
200	Puerto Rico, (FSA), Variable Rate, 7.82%, 7/1/27 (2)(3)	230,132
		$3,969,178
Insured-Hospital — 2.4%
750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31	769,515
		$769,515
Insured-Lease Revenue / Certificates of Participation — 1.6%
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.23%, 6/1/24 (2)(3)	500,656
		$500,656
Insured-Special Tax Revenue — 8.4%
500	Aspen, Sales Tax Revenue, (FSA), 5.25%, 11/1/25	534,535
1,000	Denver Convention Center, (XLCA), 5.125%, 12/1/26 (4)	1,048,290
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,063,300
		$2,646,125
Insured-Transportation — 18.4%
3,500	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16 (5)	2,194,990
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41 (6)	1,824,113
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,797,143
		$5,816,246

2

Insured-Water and Sewer — 4.8%
$500	Colorado Water Resources, Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$468,615
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,039,240
		$1,507,855
Senior Living / Life Care — 2.3%
400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	390,620
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23	343,702
		$734,322
Special Tax Revenue — 4.1%
400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	421,616
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	367,466
500	Cottonwood, Water and Sanitation District, 7.75%, 12/1/20	514,820
		$1,303,902
Transportation — 1.3%
400	Eagle County, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	404,584
		$404,584
Water and Sewer — 1.9%
540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	608,337
		$608,337
Total Tax-Exempt Investments — 99.3% (identified cost $30,167,397)		$31,461,765
Other Assets, Less Liabilities — 0.7%		$210,618
Net Assets — 100.0%		$31,672,383

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 54.7% of total investments are backed by bond insurance of various financial institutions

3

and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.9% to 18.7% of total investments.

(1)	Defaulted bond.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $730,788 or 2.3% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(4)	When-issued security.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/06	67 U.S. Treasury Bond	Short	$(7,549,449)	$(7,158,531)	$390,918

At April 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$30,142,740
Gross unrealized appreciation	$1,559,984
Gross unrealized depreciation	(240,959)
Net unrealized appreciation	$1,319,025

4

Eaton Vance Connecticut Municipals Fund                                                                                      as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.7%
$2,050	Connecticut HEFA, (Loomis Chaffee School), 5.25%, 7/1/31	$2,275,131
2,500	Connecticut HEFA, (University of Hartford), 5.25%, 7/1/32	2,598,375
2,000	Connecticut HEFA, (Yale University), 5.00%, 7/1/42	2,049,880
1,350	University of Connecticut, 5.00%, 5/15/23	1,398,586
		$8,321,972
Electric Utilities — 3.5%
3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	3,314,886
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,028,630
		$4,343,516
Escrowed / Prerefunded — 4.5%
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,267,084
1,500	Connecticut HEFA, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,617,615
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	205,821
545	University of Connecticut, Prerefunded to 4/1/12, 5.375%, 4/1/18	589,090
		$5,679,610
General Obligations — 7.2%
1,750	Connecticut, 0.00%, 11/1/09	1,533,595
1,270	Danbury, 4.50%, 2/1/14	1,317,244
1,490	North Haven, 5.00%, 7/15/25	1,614,147
1,065	Puerto Rico, 0.00%, 7/1/15	708,630
400	Redding, 5.50%, 10/15/18	447,368
650	Redding, 5.625%, 10/15/19	737,685
1,400	Suffield, 5.00%, 6/15/21	1,508,920
535	Wilton, 5.25%, 7/15/18	589,559
535	Wilton, 5.25%, 7/15/19	591,774
		$9,048,922
Housing — 0.8%
1,000	Connecticut HFA, 4.70%, 5/15/28	996,580
		$996,580
Industrial Development Revenue — 7.7%
3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	3,082,379
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500,990

1

$700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	$615,167
1,350	Sprague, Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,392,417
		$9,590,953
Insured-Education — 8.5%
1,550	Connecticut HEFA, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,596,500
1,000	Connecticut HEFA, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,026,150
1,000	Connecticut HEFA, (Trinity College), (MBIA), 5.00%, 7/1/22	1,043,910
5,305	Connecticut HEFA, (Trinity College), (MBIA), 5.50%, 7/1/21	6,011,997
1,000	Connecticut HEFA, (Westminster School), (MBIA), 5.00%, 7/1/29	1,024,390
		$10,702,947
Insured-Electric Utilities — 2.0%
1,000	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.435%, 7/1/16 (1)(2)	1,321,360
830	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7.62%, 7/1/29 (1)(2)	965,307
250	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 6.35%, 7/1/33 (1)(2)	256,537
		$2,543,204
Insured-Escrowed / Prerefunded — 5.9%
2,500	Connecticut HEFA, (Fairfield University), (MBIA), Prerefunded to 7/1/09, 5.25%, 7/1/25	2,636,800
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,060,060
1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	1,597,245
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	549,433
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,569,705
		$7,413,243
Insured-General Obligations — 10.7%
3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	3,946,897
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,465,981
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,100,140
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,041,440
1,000	Connectticut, (FSA), 4.75%, 12/15/25	1,020,460
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,091,350
2,240	New Haven, (FGIC), 5.00%, 11/1/18	2,344,832
350	Puerto Rico, (FSA), Variable Rate, 7.82%, 7/1/27 (1)(2)	402,731
		$13,413,831

2

Insured-Hospital — 6.1%
$2,000	Connecticut HEFA, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	$2,082,220
2,000	Connecticut HEFA, (Danbury Hospital), (AMBAC), 4.25%, 7/1/36	1,828,160
1,350	Connecticut HEFA, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,350,958
2,335	Connecticut HEFA, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	2,427,162
		$7,688,500
Insured-Lease Revenue / Certificates of Participation — 3.7%
3,250	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	3,644,452
800	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.23%, 6/1/24 (1)(2)	1,001,312
		$4,645,764
Insured-Other Revenue — 1.4%
550	Connecticut HEFA, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	563,607
1,150	Connecticut HEFA, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,181,660
		$1,745,267
Insured-Pooled Loans — 1.2%
250	Connecticut Higher Education Supplemental Loan Authority, (Family Education Loan Program), (MBIA), (AMT), 4.375%, 11/15/21	243,525
1,190	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	1,227,164
		$1,470,689
Insured-Special Tax Revenue — 3.5%
2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	2,090,440
1,250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,413,625
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	913,288
		$4,417,353
Insured-Transportation — 10.2%
5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	5,620,615
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	531,930
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,123,868

3

$3,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	$3,322,890
1,630	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 7.046%, 7/1/28 (1)(2)	1,762,079
300	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 7.70%, 7/1/41 (1)(2)	382,239
		$12,743,621
Insured-Water and Sewer — 3.8%
1,340	South Central Connecticut Regional Water Authority, (FGIC), 5.125%, 8/1/29	1,395,235
1,250	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/25	1,291,375
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,071,700
		$4,758,310
Lease Revenue / Certificates of Participation — 1.7%
1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	2,118,829
		$2,118,829
Other Revenue — 0.6%
8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	542,619
7,400	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	246,938
		$789,557
Solid Waste — 2.2%
2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	2,774,200
		$2,774,200
Special Tax Revenue — 4.6%
3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12 (3)	3,498,382
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,289,280
		$5,787,662
Transportation — 0.4%
500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	538,770
		$538,770
Water and Sewer — 2.0%
1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	1,379,350
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,133,781
		$2,513,131

4

Total Tax-Exempt Investments — 98.9% (identified cost $118,814,107)	$124,046,431
Other Assets, Less Liabilities — 1.1%	$1,353,403
Net Assets — 100.0%	$125,399,834

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 57.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 20.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $6,091,565 or 4.9% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/06	28 U.S. Treasury Note	Short	$(3,011,440)	$(2,956,188)	$55,252
6/06	149 U.S. Treasury Bond	Short	$(16,414,164)	$(15,919,719)	$494,445
					$549,697

At April 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$118,639,956
Gross unrealized appreciation	$6,001,687
Gross unrealized depreciation	(595,212)
Net unrealized appreciation	$5,406,475

5

Eaton Vance Michigan Municipals Fund                                                                                           as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.5%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,318,212
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	757,702
		$2,075,914
Electric Utilities — 1.7%
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,028,630
		$1,028,630
General Obligations — 3.1%
500	Kent County Building Authority, 5.50%, 6/1/26	573,205
1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,303,025
		$1,876,230
Health Care-Miscellaneous — 1.1%
615	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	633,364
		$633,364
Hospital — 14.2%
500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	538,055
275	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	282,125
500	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	527,400
470	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	480,622
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,026,500
1,250	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,254,962
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,578,090
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	774,825
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	1,018,090
		$8,480,669
Insured-Education — 1.4%
795	Ferris State University, (AMBAC), 5.00%, 10/1/23 (1)	809,859
		$809,859

1

Insured-Electric Utilities — 7.6%
$2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$2,096,080
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	340,620
2,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	2,075,120
		$4,511,820
Insured-Escrowed / Prerefunded — 21.5%
2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	2,157,180
205	Ferris State University, (AMBAC), Prerefunded to 4/1/08, 5.00%, 10/1/23	209,959
3,000	Lake Orion, Community School District, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	3,082,890
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,079,410
345	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 8.55%, 7/1/26 (2)(3)	363,723
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,321,032
2,500	Wyoming Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	2,569,075
1,000	Zeeland Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,042,930
		$12,826,199
Insured-General Obligations — 31.8%
1,000	Ann Arbor, School District, (MBIA), 4.75%, 5/1/29	1,005,620
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	581,202
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,207,910
1,000	East Lansing, School District, (MBIA), 5.00%, 5/1/30	1,034,820
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,031,610
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,034,070
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,153,775
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/27	1,036,320
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,030,930
2,410	Okemos Public Schools, (MBIA), 0.00%, 5/1/16	1,541,219
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	2,991,019
730	Paw Paw Public School District, (MBIA), 4.75%, 5/1/28	736,074
750	Paw Paw Public School District, (MBIA), 4.75%, 5/1/31	753,263
350	Puerto Rico, (FSA), Variable Rate, 7.82%, 7/1/27 (2)(3)	402,731

2

$1,400	Redford Union School District No.1, (AMBAC), 5.00%, 5/1/22	$1,494,962
2,115	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,915,809
		$18,951,334
Insured-Housing — 0.5%
280	Michigan HDA, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	282,170
		$282,170
Insured-Transportation — 5.3%
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,107,630
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 5.90%, 12/1/28 (2)(4)	2,029,980
		$3,137,610
Special Tax Revenue — 4.6%
3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	1,812,646
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	947,040
		$2,759,686
Transportation — 3.0%
750	Kent County Airport Facility, Variable Rate, 7.67%, 1/1/25 (2)(3)	785,910
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,010,270
		$1,796,180
Total Tax-Exempt Investments — 99.3% (identified cost $54,774,112)		$59,169,665
Other Assets, Less Liabilities — 0.7%		$403,284
Net Assets — 100.0%		$59,572,949

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 68.5% of total investments are backed by bond insurance of various financial institutions

3

and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.1% to 23.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $3,582,344 or 6.0% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.

A summary of financial instruments at April 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/06	15 U.S. Treasury Note	Short	$(1,613,271)	$(1,583,672)	$29,599
06/06	48 U.S. Treasury Bond	Short	$(5,340,062)	$(5,128,500)	$211,562
					$241,161

At April 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$54,655,301
Gross unrealized appreciation	$4,623,143
Gross unrealized depreciation	(108,779)
Net unrealized appreciation	$4,514,364

4

Eaton Vance Minnesota Municipals Fund                                                                                        as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.9%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,018,820
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,294,612
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	588,150
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,421,455
		$4,323,037
Electric Utilities — 7.4%
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	763,020
400	Puerto Rico Electric Power Authority, Variable Rate, 6.167%, 7/1/29 (1)(2)	422,904
1,980	Rochester Electric, 5.25%, 12/1/30	2,038,826
		$3,224,750
Escrowed / Prerefunded — 5.0%
1,980	Chaska, Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	2,167,605
		$2,167,605
General Obligations — 5.9%
750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	771,390
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	834,842
950	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	961,020
		$2,567,252
Hospital — 11.3%
1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	1,009,230
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	742,343
1,500	Rochester Health Care Facilities, (Mayo Clinic), Variable Rate, 6.88%, 11/15/27 (1)(2)	1,615,800
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	510,185
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,025,640
		$4,903,198

1

Housing — 7.5%
$500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	$537,035
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	517,155
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500,990
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,691,762
		$3,246,942
Industrial Development Revenue — 2.3%
1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	1,017,210
		$1,017,210
Insured-Education — 3.6%
1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	1,035,310
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	520,560
		$1,555,870
Insured-Electric Utilities — 11.9%
500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 7.835%, 7/1/29 (1)(3)	581,510
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21 (4)	476,330
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,116,300
		$5,174,140
Insured-General Obligations — 4.0%
2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	705,940
1,000	Rosemount, Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,044,770
		$1,750,710
Insured-Hospital — 3.4%
1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,028,340
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	459,621
		$1,487,961
Insured-Lease Revenue / Certificates of Participation — 3.0%
1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	1,318,184
		$1,318,184

2

Insured-Other Revenue — 1.9%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$845,256
		845,256
Insured-Special Tax Revenue — 2.4%
1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	$1,051,450
		$1,051,450
Insured-Transportation — 4.5%
385	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 5.00%, 1/1/27	397,420
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	1,555,050
		$1,952,470
Miscellaneous — 4.7%
2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	2,065,120
		$2,065,120
Pooled Loans — 3.7%
1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	1,609,045
		$1,609,045
Senior Living / Life Care — 5.6%
1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	1,009,150
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	658,603
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc.- Highland), 8.75%, 11/1/24 (5)	781,960
		$2,449,713
Total Tax-Exempt Investments — 98.0% (identified cost $40,607,605)		$42,709,913
Other Assets, Less Liabilities — 2.0%		$888,607
Net Assets — 100.0%		$43,598,520

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

3

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 20.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $2,620,214 or 6.0% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is in default and making only partial interest payments.

A summary of financial instruments at April 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
06/06	65 U.S. Treasury Bond	Short	$(7,335,583)	$(6,944,844)	$390,739

At April 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$40,528,225
Gross unrealized appreciation	$2,407,498
Gross unrealized depreciation	(225,810)
Net unrealized appreciation	$2,181,688

4

Eaton Vance New Jersey Municipals Fund                                                                                       as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.8%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.4%
$1,000	New Jersey EDA, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$1,010,400
		$1,010,400
Education — 0.4%
1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,023,620
		$1,023,620
Electric Utilities — 4.6%
9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	5,458,590
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,213,020
2,000	Puerto Rico Electric Power Authority, Variable Rate, 6.167%, 7/1/29 (1)(2)	2,114,520
2,500	Salem County, Pollution Control Financing, (Public Services Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,642,900
		$11,429,030
General Obligations — 1.0%
3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	2,579,970
		$2,579,970
Health Care-Miscellaneous — 0.5%
1,205	New Jersey EDA, (Hudson County Occupational Center), 6.50%, 7/1/18	1,240,246
		$1,240,246
Hospital — 12.2%
600	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	597,420
1,350	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,315,521
1,200	Camden County, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,214,664
2,250	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,359,215
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,121,720
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,053,250
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,681,149
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,588,904

1

$2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	$2,858,976
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,025,794
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,108,840
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	1,943,856
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,961,640
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	569,255
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/27	2,064,900
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,755,450
		$30,220,554
Housing — 3.0%
7,255	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	7,345,397
		$7,345,397
Industrial Development Revenue — 4.2%
1,875	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,834,294
1,875	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	2,078,737
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (3)	1,448,700
5,640	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18 (3)	4,934,436
		$10,296,167
Insured-Electric Utilities — 1.3%
1,300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.435%, 7/1/16 (1)(4)	1,717,768
1,180	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7.62%, 7/1/29 (1)(4)	1,372,364
		$3,090,132
Insured-Escrowed / Prerefunded — 1.8%
2,155	New Jersey EDA, RITES, (FSA), Prerefunded to 5/1/09, Variable Rate, 6.967%, 5/1/18 (1)(4)	2,388,839
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	126,750
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,803,303
		$4,318,892
Insured-Gas Utilities — 4.0%
10,000	New Jersey EDA, New Jersey Natural Gas Co., (FGIC), (AMT), 4.90%, 10/1/40	9,976,000
		$9,976,000

2

Insured-General Obligations — 12.2%
$2,000	Branchburg Township Board of Education, (FSA), 5.00%, 2/1/26	$2,051,320
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	1,411,907
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,746,591
1,732	Elmwood Park Board of Education, (FSA), 4.50%, 8/1/29	1,701,240
2,900	Freehold Township Board of Education, (MBIA), 4.375%, 2/15/32	2,782,405
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,091,910
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,471,593
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,348,703
2,000	Irvington Township, (FSA), 0.00%, 7/15/24	834,040
12,135	Jackson Township School District, (MBIA), 2.50%, 6/15/27	8,654,561
1,750	Madison Boro Board of Education, (MBIA), 4.75%, 7/15/35	1,759,625
1,300	Monroe Township Board of Education Middlesex County, (MBIA), 4.50%, 4/1/33	1,269,216
2,095	Monroe Township Board of Education Middlesex County, (MBIA), 4.625%, 4/1/34	2,074,825
		$30,197,936
Insured-Hospital — 5.5%
4,250	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	2,352,800
3,000	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,495,620
10,970	New Jersey EDA, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,098,502
2,890	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Center), (MBIA), Variable Rate, 6.217%, 7/1/28 (1)(4)	2,944,621
6,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23	2,630,160
		$13,521,703
Insured-Lease Revenue / Certificates of Participation — 0.7%
1,760	Gloucester County Improvement Authority, (MBIA), 4.75%, 9/1/30	1,773,781
		$1,773,781
Insured-Private Education — 1.0%
2,450	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	2,360,403
		$2,360,403
Insured-Special Tax Revenue — 5.0%
2,520	Convention Center Authority of Puerto Rico, (CIFG), Variable Rate, 5.45%, 7/1/36 (1)(4)	2,318,677
10,620	Garden State Preservation Trust, (FSA), 0.00%, 11/1/24	4,366,625

3

$10,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/27	$3,500,000
2,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	2,215,720
		$12,401,022
Insured-Transportation — 13.3%
1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	1,756,807
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,397,030
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	5,841,055
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	373,471
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.354%, 1/1/16 (2)	6,491,550
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,548,615
2,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	2,569,600
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,154,243
3,000	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36	3,297,870
4,450	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	4,332,965
1,100	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	1,137,345
		$32,900,551
Insured-Water and Sewer — 3.2%
2,285	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	2,415,519
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,458,358
		$7,873,877
Lease Revenue / Certificates of Participation — 3.9%
720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	909,547
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,008,513
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,205,330
1,650	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,447,644
5,500	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,130,335
		$9,701,369
Other Revenue — 3.7%
16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	997,920
13,600	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	453,832
2,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.567%, 10/1/34 (1)(4)	2,410,580
3,175	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	3,526,123
1,500	Tobacco Settlement Financing Corp., Variable Rate, 9.643%, 6/1/39 (1)(2)	1,831,785
		$9,220,240

4

Pooled Loans — 0.2%
$800	New Jersey Higher Educational Student Loan Bonds, (AMT), 0.00%, 7/1/10	$607,888
		$607,888
Senior Living / Life Care — 2.8%
2,650	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	2,685,351
2,115	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	2,126,336
3,390	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25 (5)	2,034,000
		$6,845,687
Special Tax Revenue — 1.6%
3,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 7.07%, 6/15/34 (1)(2)	3,863,475
		$3,863,475
Transportation — 9.0%
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94 (6)	22,184,590
		$22,184,590
Water and Sewer — 2.3%
5,440	New Jersey EDA, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	5,583,670
		$5,583,670
Total Tax-Exempt Investments — 97.8% (identified cost $227,468,559)		$241,566,600
Other Assets, Less Liabilities — 2.2%		$5,406,678
Net Assets — 100.0%		$246,973,278

5

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 49.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 22.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $20,962,629 or 8.5% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(3)	Defaulted bond.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(5)	Security is in default and making only partial interest payments.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/06	575 U.S. Treasury Bond	Short	$(64,891,697)	$(61,435,156)	$3,456,541

At April 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$227,155,478
Gross unrealized appreciation	$16,896,440
Gross unrealized depreciation	(2,485,318)
Net unrealized appreciation	$14,411,122

6

Eaton Vance Pennsylvania Municipals Fund                                                                                   as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 3.7%
$2,010	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$2,115,485
5,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	4,999,400
1,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,003,700
		$8,118,585
Electric Utilities — 2.1%
2,000	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,131,140
2,250	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	2,368,035
		$4,499,175
Escrowed / Prerefunded — 0.9%
1,835	Grove City, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,939,265
		$1,939,265
General Obligations — 0.5%
1,000	Radnor Township, 5.125%, 7/15/34	1,038,280
		$1,038,280
Health Care-Miscellaneous — 2.9%
2,000	Allegheny County IDA, (Residual Resources, Inc.), 6.50%, 9/1/21	2,099,320
675	Allegheny County, (Residential Resources, Inc.), 6.60%, 9/1/31	705,004
3,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	3,640,420
		$6,444,744
Hospital — 11.6%
3,060	Hazelton Health Service Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,782,244
2,500	Lancaster County, Hospital Authority, 5.50%, 3/15/26	2,594,175
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,279,021
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,081,500
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,104,160
1,110	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	1,148,073
4,100	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	4,430,501

$2,850	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	$2,950,776
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,979,533
		$25,349,983
Housing — 1.8%
4,000	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	3,999,840
		$3,999,840
Industrial Development Revenue — 1.6%
500	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	516,525
1,500	New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,487,505
1,500	Pennsylvania EDA, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,502,775
		$3,506,805
Insured-Education — 5.2%
1,000	Chester County, IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	1,020,970
4,235	Delaware County Authority, (Villanova University), (AMBAC), 5.00%, 8/1/24	4,430,233
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (1)	1,416,393
2,000	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	2,002,180
2,545	Snyder County Higher Education Authority, (Susquehanna University), (CIFG), 4.50%, 1/1/35	2,431,951
		$11,301,727
Insured-Electric Utilities — 4.3%
7,500	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	7,507,500
1,665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.61%, 7/1/29 (2)(3)	1,936,428
		$9,443,928
Insured-Escrowed/Prerefunded — 14.3%
2,540	Allegheny County Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	2,733,624
2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,378,325
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,374,949
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,301,422
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,704,402

$1,750	Lower Moreland, Township Authority, Sewer Revenue, (FSA), Prefefunded to 8/1/09, 5.00%, 8/1/29	$1,817,217
1,430	Mars Area, School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,024,581
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	921,527
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,375,538
2,750	Pennsylvania Turnpike Commission, (AMBAC), Prerefunded to 7/15/11, 5.00%, 7/15/41	2,934,195
5,500	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 7/1/08, 5.00%, 7/1/28	5,649,545
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,085,400
865	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 8.546%, 7/1/26 (2)(3)	911,944
5,400	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,790,990
5,780	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,825,148
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,348,195
		$31,177,002
Insured-General Obligations — 22.2%
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	1,097,521
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,040,320
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	988,500
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	940,456
4,350	Erie School District, (AMBAC), 0.00%, 9/1/30	1,329,360
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/28	365,941
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/29	346,419
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,436,974
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,541,132
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	454,800
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	742,640
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	498,293
3,000	Lancaster County, (XLCA), 5.00%, 5/1/26	3,113,670
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	427,108
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	820,802
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,697,216
7,000	Philadelphia School District, (FGIC), 5.125%, 6/1/34 (5)	7,231,350
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,577,539
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,517,281
3,300	Puerto Rico, (FSA), Variable Rate, 7.82%, 7/1/27 (2)(3)	3,797,178

$500	Puerto Rico, (MBIA), Variable Rate, 8.435%, 7/1/20 (2)(3)	$678,455
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	560,719
4,000	Spring Ford School District, (FGIC), 4.75%, 3/1/25	4,018,240
2,335	Whitehall Coplay School District, (XLCA), 4.50%, 12/15/26	2,282,066
2,030	Whitehall Coplay School District, (XLCA), 4.50%, 12/15/29	1,967,253
		$48,471,233
Insured-Hospital — 4.2%
3,750	Allegheny County Hospital Authority, (Magee-Womens Hospital), (FGIC), 0.00%, 10/1/15	2,465,588
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,082,120
1,250	Sharon Health System Authority, (Sharon Regional Health System), (MBIA), 5.00%, 12/1/28	1,268,888
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,428,791
		$9,245,387
Insured-Lease Revenue / Certificates of Participation — 0.3%
500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.23%, 6/1/24 (2)(3)	625,820
		$625,820
Insured-Special Tax Revenue — 0.3%
635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	637,197
		$637,197
Insured-Transportation — 7.1%
1,600	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,636,064
5,000	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	5,553,250
2,810	Pennsylvania Turnpike Commission, (FSA), Variable Rate, 7.55%, 1/15/23 (2)(3)	3,734,181
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,154,243
2,000	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 7.824%, 7/1/41 (2)(3)	2,548,260
		$15,625,998
Insured-Utilities — 1.5%
2,700	Philadelphia Gas Works Revenue, (FSA), Variable Rate, 8.015%, 7/1/17 (2)(3)	3,383,316
		$3,383,316
Insured-Water and Sewer — 3.9%
460	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	492,099
1,000	Harrisburg Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,023,780
2,500	Philadelphia Water and Wastewater, (FGIC), Variable Rate, 6.875%, 11/1/31 (2)(3)	2,673,400

$3,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27	$3,135,870
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,168,056
		$8,493,205
Nursing Home — 2.9%
2,000	Allegheny County HDA, (Villa St. Joseph), 6.00%, 8/15/28	1,970,800
3,060	Montgomery IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	3,062,417
1,280	Westmoreland County IDA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,282,893
		$6,316,110
Senior Living / Life Care — 5.6%
1,210	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	1,269,314
2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27	1,465,675
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,743,962
4,050	Delaware County, (White Horse Village), 7.50%, 7/1/18	4,144,851
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,910,565
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), 6.75%, 11/15/24	525,400
1,100	Philadelphia HEFA, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,107,766
		$12,167,533
Transportation — 1.3%
1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,021,080
1,000	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	997,630
750	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	803,295
		$2,822,005
Total Tax-Exempt Investments — 98.2% (identified cost $204,062,568)		$214,607,138
Other Assets, Less Liabilities — 1.8%		$3,955,601
Net Assets — 100.0%		$218,562,739

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 64.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 21.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $20,288,982 or 9.3% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(4)	When-issued security.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.

The Fund did not have any open financial instruments at April 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$203,701,962
Gross unrealized appreciation	$12,388,795
Gross unrealized depreciation	(1,483,619)
Net unrealized appreciation	$10,905,176

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

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Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	June 21, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	June 21, 2006

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